Shareholders' Equity - Common Stock Repurchased (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Shares	1	1	28
Value	$ 62	$ 69	$ 1,556